Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of March 31,
	2022	2023
	RMB	RMB
Office real estate	20,995	20,996
Furniture and equipment	5,100	6,267
Production and other machineries	29,713	55,015
Total	55,808	82,278
Less: accumulated depreciation	17,538	20,849
Property and equipment, net	38,270	61,429

Schedule of production and other machineries lease out under operating lease
	As of March 31,
	2022	2023
	RMB	RMB
Cost	29,578	29,578
Less: accumulated depreciation and amortization	9,436	12,094
Net book value	20,142	17,484